INCOME TAXES - Significant Change to the Uncertain Tax Positions (Details) - Galaxy Digital Holdings, LP - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Unrecognized Tax Benefits [Roll Forward]
Unrecognized tax benefits, beginning of period	$ 8,132	$ 6,291	$ 5,137
Increases in tax positions in prior periods	0	2,437	9,199
Decreases in tax positions in prior periods	(307)	0	0
Increases in tax positions in current periods	0	163	6,219
Decreases in tax positions in current periods	0	0	(14,264)
Lapse of statute of limitations	(6,120)	(759)	0
Unrecognized tax benefits, end of period	$ 1,705	$ 8,132	$ 6,291